Debt - Summary of Short Term and Long Term Debt (Details) - MXN ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2024	Dec. 31, 2022
Schedule of debt [line items]
Remaining contract period		1 year and for more than one year		1 year and for more than one year
Debt		$ 1,003,650		$ 1,321,455			$ 1,031,970
Total of document payable				871,739			586,689
Total of short-term document payable		915,377		744,137			491,236
Total of long-term document payable				127,602			95,453
Total of long-term debt		88,273		577,318			540,734
Previously Stated
Schedule of debt [line items]
Debt				871,739
Total of long-term document payable				127,602
Total of long-term debt				127,602
HSBC
Schedule of debt [line items]
Debt		240,458		233,930
Transportation And Store Equipment Pledged As Collateral
Schedule of debt [line items]
Total of short-term document payable		$ 915,377		$ 744,137
Banco Mercantil del Norte | Transportation equipment
Schedule of debt [line items]
Remaining contract period		1	[1]	1	[2]
Debt		$ 149		$ 149
Total of document payable				$ 149			149
Banco Mercantil del Norte | Bottom of range | Transportation equipment
Schedule of debt [line items]
Effective rate		13.20%		11.90%
Banco Mercantil del Norte | Top of range | Transportation equipment
Schedule of debt [line items]
Effective rate		14.99%		15.99%
Daimler Chrysler Financial Services | Transportation equipment
Schedule of debt [line items]
Remaining contract period		1	[1]	1	[2]
Debt		$ 114,532		$ 111,551
Total of document payable				$ 111,551			67,563
Daimler Chrysler Financial Services | Transportation equipment 1
Schedule of debt [line items]
Remaining contract period		3	[1]	3	[2]
Debt		$ 87,717		$ 127,602
Total of document payable				$ 127,602			94,928
Daimler Chrysler Financial Services | Bottom of range | Transportation equipment
Schedule of debt [line items]
Effective rate		12.20%		11.25%
Daimler Chrysler Financial Services | Bottom of range | Transportation equipment 1
Schedule of debt [line items]
Effective rate		12.30%		11.25%
Daimler Chrysler Financial Services | Top of range | Transportation equipment
Schedule of debt [line items]
Effective rate				13.20%		12.90%
Daimler Chrysler Financial Services | Top of range | Transportation equipment 1
Schedule of debt [line items]
Effective rate		12.90%		13.20%
NR Finance Mexico, S.A. de C.V. SOFOM E.N.R. | Transportation equipment
Schedule of debt [line items]
Remaining contract period	[2]			1
Total of document payable				$ 13			1,613
NR Finance Mexico, S.A. de C.V. SOFOM E.N.R. | Transportation equipment 1
Schedule of debt [line items]
Effective rate		9.43%
Remaining contract period	[1]	1
Debt		$ 13		$ 13
Total of document payable							78
NR Finance Mexico, S.A. de C.V. SOFOM E.N.R. | Bottom of range | Transportation equipment
Schedule of debt [line items]
Effective rate				2.08%
NR Finance Mexico, S.A. de C.V. SOFOM E.N.R. | Bottom of range | Transportation equipment 1
Schedule of debt [line items]
Effective rate				2.08%
Remaining contract period	[2]			2
NR Finance Mexico, S.A. de C.V. SOFOM E.N.R. | Top of range | Transportation equipment
Schedule of debt [line items]
Effective rate				14.99%
NR Finance Mexico, S.A. de C.V. SOFOM E.N.R. | Top of range | Transportation equipment 1
Schedule of debt [line items]
Effective rate				14.99%
Remaining contract period	[2]			3
TOYOTA Financial Services | Transportation equipment
Schedule of debt [line items]
Effective rate		11.99%		13.99%
Remaining contract period		1	[1]	1	[2]
Debt				$ 70
Total of document payable				$ 70			320
TOYOTA Financial Services | Transportation equipment 1
Schedule of debt [line items]
Effective rate				13.99%
Remaining contract period	[2]			2
Total of document payable							88
Grupo Financiero HSBC | Hsbc Credit Line
Schedule of debt [line items]
Effective rate		3.25%
Remaining contract period	[1]	1
Debt		$ 110,000
CETELEM SA de CV | Transportation equipment
Schedule of debt [line items]
Remaining contract period	[2]			1
Total of document payable							131
CETELEM SA de CV | Bottom of range | Transportation equipment
Schedule of debt [line items]
Effective rate				12.74%
CETELEM SA de CV | Top of range | Transportation equipment
Schedule of debt [line items]
Effective rate				14.00%
Arrendadora Afirme | Transportation equipment
Schedule of debt [line items]
Remaining contract period	[2]			1
Total of document payable				$ 236			471
Arrendadora Afirme | Transportation equipment 1
Schedule of debt [line items]
Effective rate				11.70%
Remaining contract period	[2]			3
Total of document payable							236
Arrendadora Afirme | Bottom of range | Transportation equipment
Schedule of debt [line items]
Effective rate				9.95%
Arrendadora Afirme | Top of range | Transportation equipment
Schedule of debt [line items]
Effective rate				11.70%
Grupo Financiero Santander | Transportation equipment
Schedule of debt [line items]
Effective rate		12.99%		12.99%
Remaining contract period		1	[1]	1	[2]
Debt				$ 123
Total of document payable				$ 123			126
Grupo Financiero Santander | Transportation equipment 1
Schedule of debt [line items]
Effective rate				12.99%
Remaining contract period	[2]			2
Total of document payable							123
Grupo Financiero Santander | Santander credit line
Schedule of debt [line items]
Effective rate		2.00%		3.15%
Remaining contract period		1	[1]	1	[2]
Debt		$ 130,951		$ 182,145
Total of document payable				182,145			82,527
Supplier Finance Arrangement | HSBC
Schedule of debt [line items]
Total of document payable				233,930
Supplier Finance Arrangement | Santander
Schedule of debt [line items]
Debt		$ 318,771		215,920
Total of document payable				215,920			$ 338,336
Baliequipment Sa D | Cooling equipment
Schedule of debt [line items]
Effective rate		12.98%
Remaining contract period	[1]	1
Debt				$ 236
ALD Market Innovation | Cooling equipment
Schedule of debt [line items]
Effective rate		10.00%
Remaining contract period	[1]	1
Debt		$ 503
ALD Market Innovation | Cooling equipment 1
Schedule of debt [line items]
Effective rate		10.00%
Remaining contract period	[1]	2
Debt		$ 556

[1]	Relates to the remaining period of the contract. Nevertheless, multiple contracts are included in each row. In addition, the value of the contract for 1 year and for more than one year is included.
[2]	Relates to the remaining period of the contract. Nevertheless, multiple contracts are included in each row. In addition, the value of the contract for 1 year and for more than one year is included.